Statutory surplus reserves (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation Of Net Income After Taxes To Statutory Surplus Reserve Fund Required Minimum Percentage	10.00%
Reserve Level Threshold For Mandatory Transfer Percentage	50.00%
Retained Earnings, Appropriated	$ 19,549		$ 14,788
Restricted Paid In Capital And Statutory Surplus Reserves	68,353	¥ 473	63,592	¥ 440
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	116,365		71,552
Sinovac Beijing
Schedule Of Distribution Of Profits [Line Items]
Dividends Payable, Current	$ 0		$ 0